Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per share
	For the years ended June 30,
	2021	2020	2019

Basic earnings (loss) per share calculation:
Numerator:
Net income (loss) attributable to common shares	$6,816,572	$2,938,239	$(3,269,776)
Denominator:
Weighted average common shares outstanding	17,279,443	14,689,224	13,843,764
Basic earnings (loss) per share attributable to common shares	$0.39	$0.20	$(0.24)
Diluted earnings (loss) per share calculation:
Numerator:
Net income (loss) attributable to common shares for calculating diluted earnings per share	$6,816,572	$2,938,239	$(3,269,776)
Denominator:
Weighted average common shares outstanding	17,279,443	14,689,224	13,843,764
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	179,479	-	-
RSUs	110,518	3,075	-
Shares used in computing diluted earnings per share attributable to common shares	17,569,440	14,692,299	13,843,764
Diluted earnings (loss) per share attributable to common shares	$0.39	$0.20	$(0.24)